Pension and severance plans (Details 7) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Components of net periodic (benefit) cost:
Estimated prior service cost (credit) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	¥ 175
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	60
Japanese plans
Components of net periodic (benefit) cost:
Service cost	1,167	¥ 927	¥ 910
Interest cost	188	180	197
Expected return on plan assets	(236)	(164)	(139)
Amortization of net actuarial loss	79	92	123
Amortization of prior service credit	(207)	(157)	(146)
Net periodic pension cost	¥ 991	¥ 878	¥ 945